DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                             ------------------------------
                             ----------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--308
                           (A UNIT INVESTMENT TRUST)
                           -  COLORADO, MISSOURI AND NEW YORK PORTFOLIOS
                           -  PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INC.                       upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated June 23, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF MARCH 31, 2000, THE EVALUATION DATE.

CONTENTS
                                       PAGE
                                       ---
Colorado Portfolio--
  Risk/Return Summary................    3
Missouri Insured Portfolio--
  Risk/Return Summary................    6
New York Insured Portfolio--
  Risk/Return Summary................    9
What You Can Expect From Your
  Investment.........................   13
  Monthly Income.....................   13
  Return Figures.....................   13
  Records and Reports................   13
The Risks You Face...................   14
  Interest Rate Risk.................   14
  Call Risk..........................   14
  Reduced Diversification Risk.......   14
  Liquidity Risk.....................   14
  Concentration Risk.................   14
  State Concentration Risk...........   15
  Bond Quality Risk..................   17
  Insurance Related Risk.............   17
  Litigation and Legislation Risks...   17
Selling or Exchanging Units..........   17
  Sponsors' Secondary Market.........   18
  Selling Units to the Trustee.......   18
  Exchange Option....................   19
How The Fund Works...................   19
  Pricing............................   19
  Evaluations........................   19
  Income.............................   19
  Expenses...........................   20
  Portfolio Changes..................   20
  Fund Termination...................   21
  Certificates.......................   21
  Trust Indenture....................   21
  Legal Opinion......................   22
  Auditors...........................   22
  Sponsors...........................   22
  Trustee............................   22
  Underwriters' and Sponsors'
    Profits..........................   23
  Public Distribution................   23
  Code of Ethics.....................   23
  Year 2000 Issues...................   23
Taxes................................   23
Supplemental Information.............   26
Financial Statements.................  D-1

--------------------------------------------------------------------------------

COLORADO PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 8
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,615,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  When the bonds were initially deposited
     they were rated A or better by Standard
     & Poor's, Moody's or Fitch. THE QUALITY
     OF THE BONDS MAY CURRENTLY BE LOWER.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  69% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).
     The Portfolio consists of municipal
     bonds of the following types:

                                 APPROXIMATE
                                  PORTFOLIO
                                 PERCENTAGE
 / / Airports/Ports/Highways         26%
 / / General Obligation              20%
 / / Hospitals/Health Care           9%
 / / Industrial Development
Revenue                              19%
 / / Lease Rental                    7%
 / / Municipal Water/Sewer
     Utilities                       19%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE FUND.
     THIS CAN HAPPEN FOR VARIOUS REASONS,
     INCLUDING:

  - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

  -  Because the Fund is concentrated in
     airport/port/highway bonds, adverse
     developments in this sector may affect the value of your units.

  - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF COLORADO SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO COLORADO
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in bonds of several different
     issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on
     the 25th day of the month to
     holders of record on the 10th
     day of the month):
     Regular Monthly Income per unit   $ 4.46
     Annual Income per unit:           $53.62
     THESE FIGURES ARE ESTIMATES DETERMINED ON
     THE EVALUATION DAY; ACTUAL PAYMENTS MAY
     VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.70
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.43
     Evaluator's Fee
                                                    $0.20
     Organization Costs
                                                    $0.50
     Other Operating Expenses
                                                    -----
                                                    $2.38
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not
     managed and bonds are not sold because of market changes. Rather, experienced
     Defined Asset Funds financial analysts
     regularly review the bonds in the Fund.
     The Fund may sell a bond if certain
     adverse credit or other conditions exist.

 8.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT             $1,002.89
     (as of March 31, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

 9.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Colorado state and local personal income taxes if you live in Colorado.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

11.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

MISSOURI INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $1,975,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

 / / Hospitals/Health Care                       23%
 / / Lease Rental                                53%
 / / Parking Revenue                             12%
 / / Municipal Electric Utilities                12%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE FUND.
     THIS CAN HAPPEN FOR VARIOUS REASONS,
     INCLUDING:

  - Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.

  - Because the Fund is concentrated in lease rental bonds, adverse developments in this sector may affect the value of your units.

  - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS
     OF MISSOURI SO IT IS LESS DIVERSIFIED THAN A
     NATIONAL FUND AND IS SUBJECT TO RISKS
     PARTICULAR TO MISSOURI WHICH ARE BRIEFLY
     DESCRIBED UNDER STATE CONCENTRATION RISKS
     LATER IN THIS PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on
     the 25th day of the month to
     holders of record on the 10th
     day of the month):
     Regular Monthly Income per unit   $ 4.17
     Annual Income per unit:           $50.13
     THESE FIGURES ARE ESTIMATES DETERMINED ON
     THE EVALUATION DAY; ACTUAL PAYMENTS MAY
     VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.71
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.51
     Evaluator's Fee
                                                    $0.20
     Organization Costs
                                                    $0.79
     Other Operating Expenses
                                                    -----
                                                    $2.76
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not
     managed and bonds are not sold because of market changes. Rather, experienced
     Defined Asset Funds financial analysts
     regularly review the bonds in the Fund.
     The Fund may sell a bond if certain
     adverse credit or other conditions exist.
 8.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT               $988.78
     (as of March 31, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

 9.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Missouri state and local personal income taxes if you live in Missouri.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

11.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 8
     long-term tax-exempt municipal bonds
     with an aggregate face amount of
     $2,945,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

 / / Hospitals/Health Care                       39%
 / / Industrial Development Revenue              10%
 / / Lease Rental                                14%
 / / Refunded Bonds                              3%
 / / Municipal Combined Utilities                12%
 / / Universities/Colleges                       22%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     hospital/health care bonds, adverse
     developments in this sector may affect
     the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF NEW YORK SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO NEW YORK
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on
     the 25th day of the month to
     holders of record on the 10th
     day of the month):
     Regular Monthly Income per unit   $ 4.26
     Annual Income per unit:           $51.18
     THESE FIGURES ARE ESTIMATES DETERMINED ON
     THE EVALUATION DAY; ACTUAL PAYMENTS MAY
     VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.71
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.42
     Evaluator's Fee
                                                    $0.20
     Organization Costs
                                                    $0.42
     Other Operating Expenses
                                                    -----
                                                    $2.30
     TOTAL

     The Sponsors historically paid organization costs and updating expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR NEW YORK PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior New York Series were offered after 1987 and were outstanding on March 31, 2000. OF COURSE, PAST PERFORMANCE OF
     PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS
     OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     3/31/00.

 -------------------------------------------------------------------

 High                    6.07%     5.45%     6.45%     6.62%     6.63%     7.04%
 Average                 -1.33      4.16      5.99      0.54      5.18      6.58
 Low                     -7.77      2.58      5.63     -5.23      3.54      6.22

 -----------------------------------------------------------

 Average
 Sales fee               1.94%     5.07%     5.78%

 -----------------------------------------------------------

 NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT               $979.14
     (as of March 31, 2000)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                             FOR COLORADO RESIDENTS
--------------------------------------------------------------------------------

                                            EFFECTIVE
TAXABLE INCOME 2000*          JOINT           % TAX                                 TAX-FREE YIELD OF
    SINGLE RETURN            RETURN          BRACKET       4%        4.5%        5%        5.5%        6%        6.5%        7%
                                                                           IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     19.04       4.94       5.56       6.18       6.79       7.41       8.03       8.65
  $ 26,251- 63,550      $ 43,851-105,950     31.42       5.83       6.56       7.29       8.02       8.75       9.48      10.21
  $ 63,551-132,600      $105,951-161,450     34.28       6.09       6.85       7.61       8.37       9.13       9.89      10.65
  $132,601-288,350      $161,451-288,350     39.04       6.56       7.38       8.20       9.02       9.84      10.66      11.48
OVER $288,351           OVER $288,351        42.47       6.95       7.82       8.69       9.56      10.43      11.30      12.17

  $      0- 26,250       9.26       9.88
  $ 26,251- 63,550      10.94      11.67
  $ 63,551-132,600      11.41      12.17
  $132,601-288,350      12.30      13.12
OVER $288,351           13.04      13.91

                             FOR MISSOURI RESIDENTS
--------------------------------------------------------------------------------

                                            EFFECTIVE
TAXABLE INCOME 2000*          JOINT           % TAX                                 TAX-FREE YIELD OF
    SINGLE RETURN            RETURN          BRACKET       4%        4.5%        5%        5.5%        6%        6.5%        7%
                                                                           IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $      0- 43,850     19.37       4.96       5.58       6.20       6.82       7.44       8.06       8.68
  $ 26,251- 63,550      $ 43,851-105,950     31.16       5.81       6.54       7.26       7.99       8.72       9.44      10.17
  $ 63,551-132,600      $105,951-161,450     33.90       6.05       6.81       7.56       8.32       9.08       9.83      10.59
  $132,601-288,350      $161,451-288,350     38.50       6.50       7.32       8.13       8.94       9.76      10.57      11.38
OVER $283,351           OVER $288,351        41.82       6.88       7.73       8.59       9.45      10.31      11.17      12.03

  $      0- 26,250       9.30       9.92
  $ 26,251- 63,550      10.89      11.62
  $ 63,551-132,600      11.35      12.10
  $132,601-288,350      12.19      13.01
OVER $283,351           12.89      13.75

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

                        $      0- 43,850     23.94       5.26       5.92       6.57       7.23       7.89       8.55       9.20
  $      0- 26,250                           23.99       5.26       5.92       6.58       7.24       7.89       8.55       9.21
  $ 26,251- 63,550      $ 43,851-105,950     35.65       6.22       6.99       7.77       8.55       9.32      10.10      10.88
  $ 63,551-132,600      $105,951-161,450     38.33       6.49       7.30       8.11       8.92       9.73      10.54      11.35
$132,601-288,350        $161,451-288,350     42.80       6.99       7.87       8.74       9.62      10.49      11.36      12.24
OVER $288,350           OVER $288,350        46.02       7.41       8.34       9.26      10.19      11.12      12.04      12.97

                         9.86      10.52
  $      0- 26,250       9.87      10.52
  $ 26,251- 63,550      11.66      12.43
  $ 63,551-132,600      12.16      12.97
$132,601-288,350        13.11      13.99
OVER $288,350           13.89      14.82

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 2000*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 2000*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 26,250      $     $0- 43,850     20.82       5.05       5.68       6.31       6.95       7.58       8.21       8.84
  $ 26,251- 63,550      $ 43,851-105,950     32.93       5.96       6.71       7.46       8.20       8.95       9.69      10.44
  $ 63,551-132,600      $105,951-161,450     35.73       6.22       7.00       7.78       8.56       9.34      10.11      10.89
  $132,601-288,350      $161,451-288,350     40.38       6.71       7.55       8.39       9.23      10.06      10.90      11.74
OVER $288,350           OVER $288,350        43.74       7.11       8.00       8.89       9.78      10.66      11.55      12.44

  $      0- 26,250       9.47      10.10
  $ 26,251- 63,550      11.18      11.93
  $ 63,551-132,600      11.67      12.45
  $132,601-288,350      12.58      13.42
OVER $288,350           13.33      14.22

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2000 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the New York Portfolio's concentration in hospital and health care bonds.
  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Missouri Portfolio's concentration in lease rental bonds. Lease rental bonds are generally issued by governmental financing authorities that cannot assess a tax to cover the cost of equipment or construction of buildings that will be used by a state or local government. The risks associated with these bonds include:
  - the failure of the government to appropriate funds for the leasing rental payments to service the bonds; and
  - rental obligations, and therefore payments, may terminate in the event of damages to or destruction or condemnation of the of the equipment or building.

Here is what you should know about the Colorado Portfolio's concentration in airport/port/highway bonds. These bonds are dependent for payment on revenues from financial projects including:
  - user fees from ports and airports;
  - tolls on turnpikes and bridges;
  - rents from buildings; and
  - additional financial resources including
    --federal and state subsidies,
    -- lease rentals paid by state or local governments, or -- the pledge of a special tax such as a sales tax or a property tax.

Airport income is largely affected by:
  - increased competition;
  - excess capacity; and
  - increased fuel costs.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

COLORADO RISKS

GENERALLY

Colorado has experienced above-average economic growth for the last nine years, and its unemployment rate has been below the national average. This has been due in large part to above-average population growth, job growth and net migration into the state. However, both net migration and job growth have slowed recently, and any further slowdown could hurt Colorado's future economic performance.

The most important sectors of Colorado's economy, other than state government, are:
  - service;
  - trade;
  - manufacturing; and
  - tourism.

STATE AND LOCAL GOVERNMENT

The 1992 TABOR amendment to the Colorado Constitution restricts the ability of the state and its subdivisions to increase taxes, revenues, debt and spending in the following ways:

  - state and local spending is capped at the prior year's spending, with some adjustments, unless voters approve an increase;
  - excess revenues must be refunded;
  - voter approval is required for any new tax, tax increase or, with some exceptions, new debt;
  - certain new taxes are prohibited entirely; and
  - the state and local entities must establish emergency reserves, and can reduce or end spending on any programs (other than public education) if necessary.

These restrictions could hurt the financial condition of the state and its subdivisions, especially in times of slow economic growth.

The effect of TABOR on government finance has been very significant, but it is impossible to predict how it will affect the bonds held by the Fund.

Short-term notes issued by Colorado in 1998 received the highest possible short-term ratings by Standard & Poor's and Fitch, but because of their term and specific payment source they should not be considered indicative of the state's general financial condition.

MISSOURI RISKS

GENERALLY

Defense-related businesses are a significant part of the Missouri economy, and changes in the industry could hurt the state's economy. Risks specific to Missouri include the following:
  - The Boeing Company's McDonnell Defense Systems, based in St. Louis, is the state's largest employer; and
  - the number of people employed by McDonnell Defense Systems in Missouri has dropped 30% over the last five years, and any further reductions in defense spending or the shift of production operations out of Missouri could hurt Missouri, and St. Louis in particular, more than other areas.

STATE AND LOCAL GOVERNMENT

Certain state and federal laws affect taxation and spending by the state of Missouri and its local governments. For example:
  - the state constitution limits the amount of taxes, licenses and fees that Missouri and its local governments can impose without voter approval, even if needed to pay debt obligations; and
  - court-mandated funding for school desegregation in St. Louis and Kansas City accounts for as much as 5% of the state's total spending.

The state's general obligations are rated Aaa by Moody's and AAA by Standard & Poor's.

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:
  - the high combined state and local tax burden;
  - a decline in manufacturing jobs, leading to above-average unemployment;
  - sensitivity to the financial services industry; and
  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $3 billion and $5 billion are projected for the next two years. The State's general obligation bonds are rated A+ by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of over $2 billion are projected for the 2002, 2003 and 2004 fiscal years. New York City faces fiscal pressures from:
  - aging public facilities that need repair or replacement;
  - welfare and medical costs;
  - expiring labor contracts; and
  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A- by Standard & Poor's and A3 by Moody's. $31.2 billion of combined City, MAC and PBC debt is outstanding, and the City proposes $25.3 billion of financing over fiscal 1999-2003. New York City currently expects to reach its constitutional limits on debt issuance in Fiscal 2003.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you "in kind" by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
  - cost of initial preparation of legal documents;
  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street, 17 W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuers (or other users of bond proceeds) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

NEW YORK TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

COLORADO TAXES

In the opinion of Holme Roberts & Owen LLP, Denver, Colorado, special counsel on Colorado tax matters:

1. The Colorado Trust will be treated as a trust and will not be taxable as a corporation. Income of the Colorado Trust will be treated as income of its investors in the same manner as for federal income tax purposes.

2. You will be treated as receiving your pro rata share of interest on each bond in the Colorado Trust when it is received by the Colorado Trust. Interest on bonds in the Colorado Trust that would be exempt from Colorado income tax if paid directly to you will be treated as exempt from Colorado income tax when received by the Colorado Trust and distributed to you.

3. You will be treated as recognizing gain or loss when the Colorado Trust disposes of a bond or when you dispose of all or a portion of your units in the Colorado Trust, whether by sale, exchange, redemption or payment at maturity, in the same manner as for federal income tax purposes. The amount of such gain or loss is determined by reference to the amount of such gain or loss for federal income tax purposes.

4. Interest on indebtedness you incur or continue to purchase or carry units in the Colorado Trust is not deductible for Colorado income tax purposes to the extent it is not deductible for federal income tax purposes.

Under the income tax laws of Colorado, the Trust will not be taxed as a corporation and the income of the Trust will be your income in proportion to your ownership of units. Your interest income from bonds owned by the Trust is exempt from Colorado income tax to the same extent as if it were paid directly to you. If the Trust disposes of bonds, you will have a gain or loss in proportion to your ownership of units in the Trust. If you borrow to purchase units, you will probably not be able to deduct the interest you pay. You should consult your tax adviser regarding these matters.

MISSOURI TAXES

In the opinion of Bryan Cave LLP, Kansas City, Missouri, special counsel on Missouri tax matters:

So long as the Fund is not taxed as a corporation for federal income tax purposes it will not be taxed as a corporation under the income tax laws of the State of Missouri. If you are a Missouri income taxpayer, your income from the Fund will not be tax-exempt in Missouri unless, and only to the extent that, your share of the interest income of the Fund is derived from bonds the interest on which is exempt from taxation for Missouri income tax law purposes. Depending on where you live, your income from the Fund may be subject to other state and local taxation. You should consult your tax adviser in this regard.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (COLORADO, MISSOURI AND NEW YORK TRUSTS)
DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
  of Municipal Investment Trust Fund,
  Multistate Series - 308 (Colorado, Missouri and New York Trusts) Defined Asset Funds:

We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 308 (Colorado, Missouri and New York Trusts) Defined Asset Funds, including the portfolios, as of March 31, 2000 and the related statements of operations and of changes in net assets for the years ended March 31, 2000 and 1999 and the period April 4, 1997 to March 31, 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 2000, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 308 (Colorado, Missouri and New York Trusts) Defined Asset Funds at March 31, 2000 and the results of their operations and changes in their net assets for the above-stated periods in accordance with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

New York, N.Y.
May 26, 2000

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (COLORADO TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF MARCH 31, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,563,534)(Note 1)....................                  $2,550,776
  Accrued interest receivable....................                      41,423
  Accrued interest receivable on segregated bonds                         688
  Deferred organization costs (Note 6)...........                       1,314
                                                                   _____________

              Total trust property...............                   2,594,201
LESS LIABILITIES:
  Deferred sales charge..........................   $    5,968
  Advance from Trustee...........................        4,930
  Accrued expenses...............................        3,044         13,942
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  2,612 units of fractional undivided
    interest outstanding (Note 3)................    2,569,613
  Undistributed net investment income............       10,646
                                                    _____________
                                                                   $2,580,259
                                                                   =============
UNIT VALUE ($2,580,259/2,612 units)..............                     $987.85
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (COLORADO TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                            April 4,
                                                                               1997
                                                                                 to
                                                Years Ended March 31,       March 31,
                                                 2000         1999             1998
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $166,815     $180,555     $184,221
  Interest income on segregated bonds.......       3,234        5,309        7,143
  Trustee's fees and expenses...............      (4,691)      (4,302)      (5,831)
  Sponsors' fees............................      (1,421)      (1,494)      (1,506)
  Organizational expenses...................        (656)        (656)        (656)
                                             _________________________________________
  Net investment income.....................     163,281      179,412      183,371
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on securities
    sold or redeemed........................      (6,603)      13,362
  Unrealized appreciation (depreciation)
    of investments..........................    (231,759)      25,092      193,910
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (238,362)      38,454      193,910
                                             _________________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $(75,081)    $217,866     $377,281
                                             =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (COLORADO TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               April 4,
                                                                                  1997
                                                                                    to
                                                  Years Ended March 31,       March 31,
                                                   2000         1999              1998
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  163,281   $  179,412   $  183,371
  Realized gain (loss) on securities
    sold or redeemed..........................      (6,603)      13,362
  Unrealized appreciation (depreciation)
    of investments............................    (231,759)      25,092      193,910
                                               _________________________________________
  Net increase (decrease) in net assets
    resulting from operations.................     (75,081)     217,866      377,281
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (160,060)    (172,756)    (165,150)
  Principal...................................      (6,681)
                                               _________________________________________
  Total distributions.........................    (166,741)    (172,756)    (165,150)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  467 and 203 units, respectively.............    (453,833)    (215,960)

DEFERRED SALES CHARGE (Note 5)................     (47,936)     (53,036)     (36,922)
                                               _________________________________________
NET INCREASE (DECREASE) IN NET ASSETS.........    (743,591)    (223,886)     175,209

NET ASSETS AT BEGINNING OF PERIOD.............   3,323,850    3,547,736    3,372,527
                                               _________________________________________
NET ASSETS AT END OF PERIOD...................  $2,580,259   $3,323,850   $3,547,736
                                               =========================================
PER UNIT:
  Income distributions during period..........      $53.75       $53.83       $50.32
                                               =========================================
  Principal distributions during period.......       $2.27
                                               =========================================
  Net asset value at end of period............     $987.85    $1,079.52    $1,080.97
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       2,612        3,079        3,282
                                               =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (COLORADO TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on April 4, 1997 was based upon offer side evaluations at April 2, 1997, the day prior to the Date of Deposit. Cost of securities at April 4, 1997 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,612 units at Date of Deposit..............    $2,684,046
      Redemptions of units - net cost of 670 units
        redeemed less redemption amounts..................        20,455
      Realized gain on securities sold or redeemed........         6,759
      Principal distributions.............................        (6,681)
      Deferred sale charge................................      (137,894)
      Interest income on segregated bonds.................        15,686
      Net unrealized depreciation of investments..........       (12,758)
                                                           ______________

      Net capital applicable to Holders...................    $2,569,613
                                                           ==============

  4.  INCOME TAXES

      As of March 31, 2000, net unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $12,758, of which $5,041 related to appreciated securities and $17,799 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $2,563,534 at March 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (COLORADO TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS

  5.  DEFERRED SALES CHARGE

      The sales charges are being paid for with the interest received and by periodic sales of these bonds. A deferred sales charge of $3.75 per unit is charged on a quarterly basis, and paid to the sponsors annually by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per unit over the first three years of the life of the Fund. Should a Holder redeem units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

  6.  DEFERRED ORGANIZATIONAL COSTS

      Organizational costs have been deferred and are being amortized over five years.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308
DEFINED ASSET FUNDS

PORTFOLIO OF THE COLORADO TRUST
AS OF MARCH 31, 2000

                                        Rating                                        Optional
    Portfolio No. and Title of             of             Face                        Redemption
            Securities                  Issues(1)        Amount  Coupon Maturities(3) Provisions(3)         Cost(2)      Value(2)
            __________                  _________        ______  ______ _____________ _____________         _______      ________
 1 Stonegate Village Metro. Dist.,         AAA       $  460,000   5.600%   2025         12/01/06         $  450,321    $  447,157
   Douglas Cnty., CO, G.O. Rfdg. and                                                    @ 101.000
   Imp. Bonds, Ser 1996 A (FSA
   Ins.)(5)

 2 El Paso Cnty., CO, Sch. Dist.           AAA          175,000   5.700    2015         12/15/06            175,000       177,336
   Number 20 - Academy, Lease Purchase                                                  @ 100.000
   Agreement certs. of Part. (AMBAC
   Ins.)(5)

 3 City and County of Denver, CO,          AAA          450,000   5.500    2025         11/15/06            428,211       430,916
   Dept. of Aviation, Arpt. Sys. Rev.                                                   @ 101.000
   Bond, Ser. 1996 D (MBIA Ins.)(5)

 4 City of Colorado Springs, CO, Hosp.     AAA          230,000   6.000    2024         12/15/05            233,604       230,819
   Rev. and Rfdg. Bonds, Ser. 1995                                                      @ 102.000
   (MBIA Ins.)(5)

 5 City of Colorado Springs, CO,           AAA          500,000   5.750    2023         11/15/06            500,000       499,320
   Util. Sys. Rev. Bonds, Ser. 1996                                                     @ 100.000
   A (MBIA Ins.)(5)

 6 City of Fort Collins, CO, Poll.         A+           500,000   6.000    2031         09/01/06            507,705       499,475
   Ctl. Rfdg. Rev. Bonds (Anheuser-                                                     @ 101.000
   Busch Proj.) Ser. 1996

 7 Commonwealth of Puerto Rico, G.O.       A             50,000   5.500    2000         None                 51,263        50,171
   Pub. Imp. Bonds, Ser. 1992 (6)

 8 Puerto Rico Hwy. and Trans. Auth.,      A            250,000   5.000    2036         07/01/16            217,430       215,582
   Hwy. Rev. Bonds, Ser. Y                                                              @ 100.000
                                                    ______________                                     ______________ ______________
TOTAL                                                $2,615,000                                          $2,563,534    $2,550,776
                                                    ==============                                     ============== ==============

             See Notes to Portfolios on Pages on D - 21 and D - 22.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (MISSOURI TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF MARCH 31, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $1,873,593)(Note 1)....................                  $1,876,539
  Accrued interest receivable....................                      25,964
  Accrued interest on segregated bonds...........                         750
  Deferred organization costs (Note 6)...........                       1,312
                                                                   _____________

              Total trust property...............                   1,904,565

LESS LIABILITIES:
  Advance from Trustee...........................   $      794
  Accrued expenses...............................        3,760
  Deferred sales charge .........................        8,548         13,102
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  1,949 units of fractional undivided
    interest outstanding (Note 3)..................    1,884,051
  Undistributed net investment income..............        7,412
                                                    _____________
                                                                     $1,891,463
                                                                   =============
UNIT VALUE ($1,891,463/1,949 units)................                     $970.48
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (MISSOURI TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                            April 4,
                                                                               1997
                                                                                 to
                                                Years Ended March 31,      March 31,
                                                 2000         1999             1998
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................    $126,973     $141,677     $160,779
  Interest income on segregated bonds.......       3,645        5,646        7,227
  Trustee's fees and expenses...............      (4,675)      (3,032)      (6,540)
  Sponsors' fees............................      (1,804)      (1,239)      (1,428)
  Organizational expenses...................        (656)        (656)        (656)
                                             _________________________________________
  Net investment income.....................     123,483      142,396      159,382
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on securities
    sold or redeemed........................      (5,190)        (551)      23,302
  Unrealized appreciation (depreciation)
    of investments..........................    (189,525)      27,119      165,352
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (194,715)      26,568      188,654
                                             _________________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................    $(71,232)    $168,964     $348,036
                                             =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (MISSOURI TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               April 4,
                                                                                  1997
                                                                                    to
                                                  Years Ended March 31,       March 31,
                                                   2000         1999             1998
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  123,483   $  142,396   $  159,382
  Realized gain (loss) on securities
    sold or redeemed..........................      (5,190)        (551)      23,302
  Unrealized appreciation (depreciation)
    of investments............................    (189,525)      27,119      165,352
                                               _________________________________________
  Net increase (decrease) in net assets
    resulting from operations.................     (71,232)     168,964      348,036
                                               _________________________________________

INCOME DISTRIBUTIONS TO HOLDERS (Note 2)......    (122,091)    (134,358)    (142,821)

DEFERRED SALES CHARGE (Note 5)................     (42,098)     (39,225)     (58,969)

CAPITAL SHARE TRANSACTIONS - Redemptions of
  686 and 645 units, respectively.............    (655,853)                 (646,831)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................    (891,274)      (4,619)    (500,585)

NET ASSETS AT BEGINNING OF PERIOD.............   2,782,737    2,787,356    3,287,941
                                               _________________________________________
NET ASSETS AT END OF PERIOD...................  $1,891,463   $2,782,737   $2,787,356
                                               =========================================
PER UNIT:
  Income distributions during period..........      $50.85       $50.99       $47.83
                                               =========================================
  Net asset value at end of period............     $970.48    $1,056.07    $1,057.82
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       1,949        2,635        2,635
                                               =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (MISSOURI TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities except that value on April 4, 1997 was based upon offer side evaluations at April 2, 1997, the day prior to the Date of Deposit. Cost of securities at April 4, 1997 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c)   Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 1,949 units at Date of Deposit..............    $1,953,718
      Redemptions of units - net cost of 1,331 units
        redeemed less redemption amounts..................        33,599
      Realized gain on securities sold or redeemed........        17,562
      Interest income on segregated bonds.................        16,518
      Deferred Sales Charge (Note 5)......................      (140,292)
      Net unrealized appreciation of investments..........         2,946
                                                           ______________

      Net capital applicable to Holders...................    $1,884,051
                                                           ==============

  4.  INCOME TAXES

      As of March 31, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $2,946 of which $12,384 related to appreciated securities and $9,438 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $1,873,593 at March 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (MISSOURI TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS

  5.  DEFERRED SALES CHARGE

      The sales charges are being paid for with the interest received and by periodic sales of these bonds. A deferred sales charge of $ 3.75 per unit is charged on a quarterly basis, and paid to the sponsors annually by the Trustee on behalf of the Holders, up to an aggregate of $ 45.00 per unit over the first three years of the life of the Fund. Should a Holder redeem units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

  6.  DEFERRED ORGANIZATIONAL COSTS

      Organizational costs have been deferred and are being amortized over five years.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308
DEFINED ASSET FUNDS

PORTFOLIO OF THE MISSOURI TRUST (INSURED)
AS OF MARCH 31, 2000

                                          Rating                                       Optional
    Portfolio No. and Title of               of           Face                         Redemption
            Securities(4)                 Issues(1)       Amount  Coupon Maturities(3) Provisions(3)         Cost(2)      Value(2)
            _____________                _________       ______  ______ _____________ _____________          _______      ________
 1 Health and Educl. Facs. Auth. of        AAA       $  450,000   5.375%   2026         11/15/06          $  423,054    $  415,611
   the State of Missouri, Hlth. Facs.                                                   @ 102.000
   Rev. Bonds (St. Luke's/Shawnee
   Mission Hlth. Sys., Inc.), Ser.
   1996 B (MBIA Ins.)

 2 Regional Conv. & Sports Complex         AAA          395,000   5.300    2020         08/15/07             372,276       377,813
   Auth., MO, Conv. & Sports Fac.                                                       @ 100.000
   Proj. & Rfdg bonds, Ser. 1997 C
   (AMBAC Ins.)

 3 Kansas City Mun. Asst. Corp.,           AAA          145,000   5.375    2016         04/15/06             139,564       142,626
   Corp., MO, Leasehold Rfdg. Rev.                                                      @ 101.000
   Bonds, Ser. 1996 A (MBIA Ins.) (H.
   Roe Bartle Conv. Ctr. Proj.)

 4 The City of St. Louis, MO, Pkg.         AAA          245,000   5.375    2021         12/15/06             232,936       234,840
   Rev. Rfdg. Bonds, Ser. 1996                                                          @ 102.000
   (MBIA Ins.)

 5 St. Louis Mun. Fin. Corp., MO,          AAA          500,000   5.500    2022         02/15/06             483,530       485,120
   Forest Park Leasehold Rev. Imp.                                                      @ 101.000
   Bonds, Ser. 1997 (Financial
   Guaranty Ins.)

 6 City of Sikeston, MO, Elec. Sys.        AAA          190,000   5.000    2022         06/01/06             169,995       170,286
   Rev. Rfdg. Bonds, Ser. 1996                                                          @ 101.000
   (MBIA Ins.)

 7 Puerto Rico Elec. Pwr. Auth., Pwr.      AAA           50,000   6.000    2000         None                  52,238        50,243
   Rev. Rfdg. Bonds, Ser. W
   (MBIA Ins.) (6)

                                                   ______________                                      ______________ ______________
TOTAL                                                $1,975,000                                           $1,873,593    $1,876,539
                                                   ==============                                      ============== ==============


               See Notes to Portfolios on Pages D - 21 and D - 22.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF MARCH 31, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,768,056)(Note 1)......................                  $2,785,937
  Accrued interest receivable......................                      36,647
  Accrued interest receivable on segregated bonds                           713
  Cash.............................................                       2,305
  Deferred organization costs (Note 6).............                       1,614
                                                                   _____________

              Total trust property.................                   2,827,216

LESS LIABILITIES:
  Deferred sales charge............................   $   20,491
  Accrued expenses.................................        2,931         23,422
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  2,922 units of fractional undivided
    interest outstanding (Note 3)..................    2,792,377
  Undistributed net investment income..............       11,417
                                                    _____________
                                                                     $2,803,794
                                                                   =============
UNIT VALUE ($2,803,794/2,922 units)................                     $959.55
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (NEW YOR TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF OPERATIONS

                                                                            April 4,
                                                                               1997
                                                                                 to
                                                Years Ended March 31,      March 31,
                                                 2000         1999             1998
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................   $ 165,359     $173,023     $209,042
  Interest income on segregated bonds.......       3,525        6,059        7,543
  Trustee's fees and expenses...............      (4,808)      (4,335)      (6,276)
  Sponsors' fees............................      (1,284)      (1,578)      (1,794)
  Organizational expenses...................        (808)        (808)        (808)
                                             _________________________________________
  Net investment income.....................     161,984      172,361      207,707
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain (loss) on securities
    sold or redeemed........................      (2,019)       7,172       42,662
  Unrealized appreciation (depreciation)
    of investments..........................    (265,912)      37,042      246,751
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (267,931)      44,214      289,413
                                             _________________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................   $(105,947)    $216,575     $497,120
                                             =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (NEW YORK TRUST),
DEFINED ASSET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               April 4,
                                                                                  1997
                                                                                    to
                                                  Years Ended March 31,       March 31,
                                                   2000         1999             1998
                                               _________________________________________
OPERATIONS:
  Net investment income.......................  $  161,984   $  172,361   $  207,707
  Realized gain (loss) on securities
    sold or redeemed..........................      (2,019)       7,172       42,662
  Unrealized appreciation (depreciation)
    of investments............................    (265,912)      37,042      246,751
                                               _________________________________________
  Net increase (decrease) in net assets
    resulting from operations.................    (105,947)     216,575      497,120
                                               _________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income......................................    (158,313)    (164,812)    (188,072)
  Principal...................................     (13,310)
                                               _________________________________________
  Total distributions.........................    (171,623)    (164,812)    (188,072)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  240, 96 and 780 units, respectively.........    (227,263)     (99,037)    (797,030)

DEFERRED SALES CHARGE (Note 5)................     (48,330)     (50,670)     (71,753)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................    (553,163)     (97,944)    (559,735)

NET ASSETS AT BEGINNING OF PERIOD.............   3,356,957    3,454,901    4,014,636
                                               _________________________________________
NET ASSETS AT END OF PERIOD...................  $2,803,794   $3,356,957   $3,454,901
                                               =========================================
PER UNIT:
  Income distributions during period..........      $51.32       $51.22       $48.61
                                               =========================================
  Principal distributions during period.......       $4.40
                                               =========================================
  Net asset value at end of period............     $959.55    $1,061.66    $1,060.44
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF PERIOD......       2,922        3,162        3,258
                                               =========================================

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (NEW YORK TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on April 4, 1997 was based upon offer side evaluations at April 2, 1997, the day prior to the Date of Deposit. Cost of securities at April 4, 1997 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 2,922 units at Date of Deposit..............    $2,905,093
      Redemptions of units - net cost of 1,116 units
        redeemed less redemption amounts..................       (11,476)
      Realized gain on securities sold or redeemed........        47,815
      Principal distributions.............................       (13,310)
      Deferred sales charge...............................      (170,753)
      Interest income on segregated bonds.................        17,127
      Net unrealized appreciation of investments..........        17,881
                                                           ______________

      Net capital applicable to Holders...................    $2,792,377
                                                           ==============

  4.  INCOME TAXES

      As of March 31, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $17,881, of which $18,309 related to appreciated securities and $428 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $2,768,056 at March 31, 2000.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (NEW YORK TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS

  5.  DEFERRED SALES CHARGE

      The sales charges are being paid for with the interest received and by periodic sales of these bonds. A deferred sales charge of $3.75 per unit is charged on a quarterly basis, and paid to the sponsors annually by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per unit over the first three years of the life of the Fund. Should a Holder redeem units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

  6.  DEFERRED ORGANIZATIONAL COSTS

      Organizational costs have been deferred and are being amortized over five years.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF MARCH 31, 2000

                                        Rating                                       Optional
    Portfolio No. and Title of            of             Face                        Redemption
            Securities (4)              Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost(2)      Value(2)
            ______________              _________       ______  ______ _____________ _____________          _______      ________
 1 Dormitory Auth. of the State of         AAA       $   60,000   4.750%   2000         None             $   60,529    $   60,101
   New York, Ithaca Coll., Ins. Rev.
   Bonds, Ser 1997 (AMBAC Ins.)(6)

 2 Dormitory Auth. of the State of         AAA          425,000   5.500    2024         07/01/06            404,812       406,343
   New York. City Univ. Sys., Consol.                                                   @ 102.000
   Third Gen. Resolution Rev. Bonds.
   1996 Ser 1 (MBIA Ins.)

 3 Dormitory Auth. of the State of         AAA          600,000   5.400    2023         05/15/04            560,244       567,420
   New York, State Univ. Educl. Facs.                                                   @ 102.000
   Rev. Bonds, Ser. 1993C (Financial
   Guaranty Ins.)

 4 New York State Energy Research and      AAA          295,000   5.500    2021         01/01/06            283,637       284,716
   Dev. Auth. (Brooklyn Union Gas Co.                                                   @ 102.000
   Proj.), Gas Facs. Bonds, Ser. 1996
   (MBIA Ins.)

 5 New York State Med. Care Facs.          AAA          600,000   5.375    2025         02/15/04            557,124       559,134
   Fin. Agy., Hosp. Ins. Mtge. Rev.                                                     @ 102.000
   Bonds, Rfdg. Ser. 1994 A (MBIA
   Ins.)

 6 New York State Thruway Auth.,           AAA           60,000   6.000    2025(7)      01/01/05             60,654        63,767
   Gen. Rev. Bonds, Ser. C (Financial                                                   @ 102.000
   Guaranty Ins.)

 7 New York City, NY, Mun. Wtr. Fin.       AAA          360,000   5.500    2023         06/15/04            343,181       345,399
   Auth., Wtr. and Swr. Sys. Rev.                                                       @ 101.500
   Bonds, Fixed Rate Fiscal 1994
   Ser. F (MBIA Ins.)

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308
DEFINED ASSET FUNDS

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF MARCH 31, 2000

                                        Rating                                       Optional
    Portfolio No. and Title of            of             Face                        Redemption
            Securities (4)              Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost(2)      Value(2)
            ______________              _________       ______  ______ _____________ _____________          _______      ________
 8 New York State Med. Care Facs.          AAA       $  545,000   5.250%   2023         02/15/04         $  497,875    $  499,057
   Fin. Agy., Mental Hlth. Svcs. Fac.                                                   @ 102.000
   Imp. Rev. Bonds, Ser 1994 A
   (Financial Guaranty Ins.)


                                                   ______________                                     ______________ ______________
TOTAL                                                $2,945,000                                          $2,768,056    $2,785,937
                                                   ==============                                     ============== ==============

               See Notes to Portfolios on Pages D - 21 and D - 22.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (COLORADO, MISSOURI AND NEW YORK TRUSTS)
DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
AS OF MARCH 31, 2000

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

   (4) Insured by AAA-rated insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

   (5) Insured by the indicated municipal bond insurance company.

   (6) It is anticipated that interest and principal received from these bonds will be applied to the payment of the Trust's deferred sales charges.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 308 (COLORADO, MISSOURI AND NEW YORK TRUSTS)
DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
AS OF MARCH 31, 2000

   (7) Bond with an aggregate face amount of $60,000 for New York Trust, has been pre-refunded and are expected to be called for redemption on the optional redemption provision date shown.

DEFINED ASSET FUNDS--REGISTERED TRADEMARK--

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--308
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-21531) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
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                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
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                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     11542--6/00